4. EQUIPMENT	12 Months Ended
Sep. 30, 2018
Notes
4. EQUIPMENT

4.    EQUIPMENT

	Office equipment and furniture	Vehicles and other field equipment	Total
Cost
As at September 30, 2016	6,234	10,898	17,132
Assets acquired	1,702	-	1,702
Foreign exchange movement	(294)	(1,163)	(1,457)
As at September 30, 2017	$7,642	$9,735	$17,377
Disposal during the year	(2,887)	(10,886)	(13,773)
Foreign exchange movement	358	1,377	1,735
As at September 30, 2018	$5,113	$226	$5,339
Accumulated depreciation
As at September 30, 2016	4,065	2,976	7,041
Depreciation for the year	1,037	1,785	2,822
Foreign exchange movement	(301)	(1,130)	(1,431)
As at September 30, 2017	$4,801	$3,631	$8,432
Depreciation for the year	1,206	1,302	2,508
Depreciation for the year related to disposal	(1,979)	(5,944)	(7,923)
Foreign exchange movement	335	1,237	1,572
As at September 30, 2018	$4,363	$226	$4,589
Net book value
As at September 30, 2017	$2,841	$6,104	$8,945
As at September 30, 2018	$750	$-	$750